Shareholder Report, Average Annual Return (Details) 2BCB_MassMutual Global Credit Income Opportunities Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Average Annual Return, Percent	1.79%	4.73%	4.47%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - without sales charge
Average Annual Return, Percent	6.31%	5.59%	4.90%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	2.40%	(1.56%)	1.15%
FTSE 3 Month U.S. T Bill Index + 500 bps
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index + 500 bps
Average Annual Return, Percent	9.83%	8.26%	7.23%